Stock-Based Compensation - Schedule of Nonvested Performance-based Units Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ScheduleOfNonvestedPerformanceBasedUnitsActivity [Line Items]
Number of Options , Granted		9,922,446
PerformanceBased Restricted Stock Units [Member]
ScheduleOfNonvestedPerformanceBasedUnitsActivity [Line Items]
Number of shares, Beginning balance	1,511,191
Weighted– Average Grant Date Fair Value Per Share, Beginning balance	$ 8.62
Number of Options , Granted	1,802,790	1,521,711
weighted-average grant date fair value of options granted	$ 7.19
Number of shares, Forfeited	(572,335)
weighted-average grant date fair value of options forfeited	$ 8.25
Number of shares, Ending balance	2,741,646	1,511,191
Weighted– Average Grant Date Fair Value Per Share, Ending balance	$ 7.76	$ 8.62